CONSOLIDATED STATEMENT OF FINANCIAL POSITION - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash and cash equivalents	¥ 7,516,966	¥ 6,113,655
Trade accounts and other receivables	3,586,130	3,142,832
Receivables related to financial services	8,279,806	7,181,327
Other financial assets	1,715,675	2,507,248
Inventories	4,255,614	3,821,356
Income tax receivable	218,704	163,925
Other current assets	886,885	791,947
Total current assets	26,459,781	23,722,290
Non-current assets
Investments accounted for using the equity method	5,227,345	4,837,895
Receivables related to financial services	16,491,045	14,583,130
Other financial assets	10,556,431	9,517,267
Property, plant and equipment
Land	1,426,370	1,361,791
Buildings	5,464,811	5,284,620
Machinery and equipment	14,796,619	13,982,362
Vehicles and equipment on operating leases	6,774,427	6,781,229
Construction in progress	846,866	565,528
Total property, plant and equipment, at cost	29,309,093	27,975,530
Less - Accumulated depreciation and impairment losses	(16,675,119)	(15,648,890)
Total property, plant and equipment, net	12,633,974	12,326,640
Right of use assets	491,368	448,412
Intangible assets	1,249,122	1,191,966
Deferred tax assets	387,427	342,202
Other non-current assets	806,687	718,968
Total non-current assets	47,843,399	43,966,482
Total assets	74,303,180	67,688,771
Current liabilities
Trade accounts and other payables	4,986,309	4,292,092
Short-term and current portion of long-term debt	12,305,639	11,187,839
Accrued expenses	1,552,345	1,520,446
Other financial liabilities	1,392,397	1,046,050
Income taxes payable	404,606	826,815
Liabilities for quality assurance	1,686,357	1,555,711
Other current liabilities	1,632,063	1,413,208
Total current liabilities	23,959,715	21,842,161
Non-current liabilities
Long-term debt	17,074,634	15,308,519
Other financial liabilities	533,710	461,583
Retirement benefit liabilities	1,065,508	1,022,749
Deferred tax liabilities	1,802,346	1,354,794
Other non-current liabilities	603,052	544,145
Total non-current liabilities	21,079,251	18,691,790
Total liabilities	45,038,967	40,533,951
Shareholders' equity
Common stock	397,050	397,050
Additional paid-in capital	498,728	498,575
Retained earnings	28,343,296	26,453,126
Other components of equity	2,836,195	2,203,254
Treasury stock	(3,736,562)	(3,306,037)
Total Toyota Motor Corporation shareholders' equity	28,338,706	26,245,969
Non-controlling interests	925,507	908,851
Total shareholders' equity	29,264,213	27,154,820
Total liabilities and shareholders' equity	¥ 74,303,180	¥ 67,688,771